13. SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
13. SUBSEQUENT EVENTS

On April 16, 2013, the Company exchanged the last of its past-due short-term note with a new note. The new note accrues interest of 9.0%, requires monthly payments of $10,000 and has a default interest rate of 16.5%.

11. Subsequent Events

On March 7, 2013, the Company announced that it received approximately $1.65 million from the exercise of warrants that had an expiration date of March 1, 2013. In connection with the exercise of these warrants, the Company issued 2,539,659 shares of its common stock. The exercised warrants had an exercise price of $0.65 per share. Warrants totaling 9,845,118 and exercisable at $0.65 were not exercised and expired on March 1, 2013.

On March 2, 2013, the board of directors approved board compensation for the year ended December 31, 2012. The 2012 board compensation consists of common stock and stock options, totaling approximately $388,000.

In February 2013, the Company terminated and replaced its existing agreements with Konica Minolta with a new agreement, pursuant to which, subject to the payment of a nominal license fee due upon FDA approval, Konica Minolta has granted the Company a five-year, world-wide, non-transferable and non-exclusive right and license to manufacture and to develop a non-invasive esophageal cancer detection product from Konica Minolta and based on the Company’s biophotonic technology platform. The license permits the Company to use certain related intellectual property of Konica Minolta. In return for the license, the Company has agreed to pay Konica Minolta a royalty for each licensed product the Company sells.

On February 14, 2013, the Company announced that it passed its annual independent quality audit and, with all external and mechanical testing completed, and plans to apply the Edition 3 CE Mark to the LuViva® Advanced Cervical Scan for expanded commercial introduction of the product in select European countries. Passing the annual ISO audit and completing all the testing required to apply the Edition 3 CE Mark to LuViva are major accomplishments for the Company and allows management to accelerate its planned product rollout, in tandem with production ramp up.